Share-Based Payments - Additional Information (Details) € / shares in Units, € in Thousands								1 Months Ended								11 Months Ended	12 Months Ended
	May 17, 2021 € / shares	May 17, 2021 $ / shares	May 12, 2021 € / shares	May 12, 2021 $ / shares	Dec. 01, 2019 € / shares	Oct. 10, 2019 € / shares	Nov. 15, 2018 € / shares	Dec. 31, 2021 EUR (€)	May 31, 2021 EUR (€)	Feb. 29, 2020 € / shares	Feb. 29, 2020 $ / shares	Sep. 30, 2019 EUR (€) shares € / shares	Sep. 30, 2019 $ / shares	May 31, 2019 € / shares	Apr. 03, 2019 € / shares	Nov. 30, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020	Jan. 01, 2022 EUR (€)	Jul. 01, 2021 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of ADS as a percentage of exercise price, maximum								800.00%										800.00%
LTI Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period																		4 years
LTI-plus Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period																		2 years
Percentage of non-vesting rate																		50.00%
BioNTech 2020 Restricted Stock Unit Plan For North America Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period																			4 years
BioNTech 2020 Restricted Stock Unit Plan For North America Employees | One year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage after one year																			25.00%
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period																		4 years
Reclassification for share-based payment arrangement									€ 1,100
Option rights exercisable period												10 years						4 years
Percentage of exercise price increase																		7.00%
Threshold amount of dividend by number of shares outstanding immediately following initial public offering																		€ 8,500,000
Percentage of target share price applicable for prior twelve month period																		107.00%
Exercise price (in euros per share) | (per share)	€ 164.96	$ 186.83	€ 163.54	$ 185.23						€ 28.32	$ 30.78
Options outstanding, weighted-average expected life																		3 years 8 months 12 days	4 years 7 months 6 days
Management Board Grant | Jens Holstein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant of options, base value								€ 550
Maximum cash payment								10,000										€ 10,000
Management Board Grant | Dr. Sierk Poetting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant of options, base value								550								€ 300
Maximum cash payment								10,000										10,000
Management Board Grant | Prof. Ugur Sahin, M.D.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant of options, base value																		750
Maximum cash payment								20,000										20,000
Management Board Grant | Sean Marett
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant of options, base value																		300
Maximum cash payment								10,000										10,000
Management Board Grant | Prof. Özlem Türeci, M.D.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant of options, base value																		300
Maximum cash payment								10,000										10,000
Management Board Grant | Ryan Richardson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant of options, base value																		260
Maximum cash payment								€ 10,000										€ 10,000
Management Board Grant | Ryan Richardson | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant of options, base value																	€ 280
Management Board Grant | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of ADS to ordinary shares																		50.00%
Management Board Grant | Maximum | Jens Holstein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Short-term incentive compensation																					€ 300
Management Board Grant | Maximum | Dr. Sierk Poetting | Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Short-term incentive compensation																				€ 300
Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of exercise price increase																		7.00%
Exercise price (in euros per share) | € / shares						€ 13.60
Options outstanding, weighted-average expected life																		3 years 1 month 6 days	4 years 1 month 6 days
Chief Executive Officer Grant | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period												4 years
Option rights exercisable period												4 years
Threshold amount of dividend by number of shares outstanding immediately following initial public offering												€ 8,500,000
Percentage of target share price applicable for prior twelve month period												107.00%
Option to purchase ordinary shares (in shares) | shares												4,374,963
Exercise price in translation for IPO | (per share)												€ 13.60	$ 15.00
Chief Executive Officer Grant | Ordinary shares | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights exercisable period												10 years
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period																		4 years
Option rights exercisable period																		8 years
Percentage of exercise price increase																		8.00%
Exercise price (in euros per share) | € / shares					€ 15.82		€ 10.14							€ 15.39	€ 15.03
Options outstanding, weighted-average expected life																		2 years 8 months 12 days	3 years 8 months 12 days